Related Party Transactions (Details) - Schedule of Contract Liability – Related Party - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Current Portion
Customer deposit	$ 782,482	$ 825,990
Total, net	782,482	825,990
Non-current Portion
Unearned franchise fee		150,494
Total, net	$ 782,482	$ 976,484